Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Borrowings [Abstract]
Notes and bond loans	kr 0	kr 4,900